Derivative liability for Monte Carlo Simulations (Detail) - Derivative Liability - $ / shares		1 Months Ended
	Mar. 15, 2015	Jun. 30, 2015
Derivative [Line Items]
Stated interest rate	8.00%	8.00%
Exercise price per share	$ 0.20	$ 0.20
Expected volatility	90.00%	70.00%
Risk-free interest rate	0.24%	0.18%
Credit adjusted discount rate	20.00%	19.00%
Remaining expected term of underlying securities (years)	1 year	9 months